SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement balances and amounts of the VIEs and their subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 7,710,711	¥ 8,608,131
Restricted cash	42,135	158,075
Accounts receivable, net of allowance for credit losses	2,545,913	2,406,025
VAT recoverable	214,385	164,743
Prepaid expenses	174,949	186,807
Other current assets	295,560	427,295
Total current assets	10,983,653	11,951,076
Property and equipment, net	47,499,494	46,916,628
Intangible assets, net	688,550	1,047,709
Operating lease right-of-use assets	5,436,288	5,633,946
Deferred tax assets	289,847	228,999
Restricted cash	165,086	115,860
VAT recoverable	1,399,844	1,155,586
Other non-current assets	885,035	664,643
Total assets	74,446,690	74,813,954
Current liabilities
Short-term borrowings and current portion of long-term borrowings	2,833,953	3,623,967
Accounts payable	3,424,937	3,092,884
Accrued expenses and other payables	1,198,451	1,016,961
Deferred revenue	119,885	156,130
Operating lease liabilities, current	180,403	175,749
Finance lease and other financing obligations, current	547,847	453,855
Total current liabilities	8,305,476	10,603,375
Long-term borrowings, excluding current portion	26,706,256	23,518,058
Operating lease liabilities, non-current	1,395,981	1,617,986
Finance lease and other financing obligations, non-current	7,894,185	8,916,266
Deferred tax liabilities	1,282,484	1,410,376
Other long-term liabilities	303,739	268,253
Total liabilities	54,322,887	50,629,299
Short-term borrowings	264,603	264,004
Net revenue, net income, operating, investing and financing cash flows
Net revenue	9,956,501	9,325,631	¥ 7,818,681
Net income (loss)	(4,285,393)	(1,266,118)	(1,191,213)
Net cash provided by operating activities	2,065,257	2,858,067	1,201,363
Net cash used in investing activities	(6,326,187)	(11,274,884)	(13,691,538)
Net cash used in financing activities	3,142,494	4,856,318	8,119,155
VIEs
Current assets
Cash	2,451,473	2,326,332
Restricted cash	1,345
Accounts receivable, net of allowance for credit losses	2,458,297	2,371,362
VAT recoverable	134,595	79,163
Prepaid expenses	36,777	76,557
Other current assets	108,015	126,385
Total current assets	5,190,502	4,979,799
Property and equipment, net	2,030,013	2,441,858
Intangible assets, net	66,474	124,691
Operating lease right-of-use assets	152,689	186,795
Deferred tax assets	61,549	38,348
Restricted cash	29,680	32,621
VAT recoverable	29,280	26,087
Other non-current assets	144,599	148,787
Total assets	7,704,786	7,978,986
Current liabilities
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	4,176,728	4,302,245
Total liabilities	7,158,912	7,425,215
Net revenue, net income, operating, investing and financing cash flows
Net revenue	9,489,505	8,958,853	7,516,345
Net income (loss)	(7,897)	223,925	112,257
Net cash provided by operating activities	235,448	1,533,548	744,493
Net cash used in investing activities	(86,336)	(143,796)	(205,041)
Net cash used in financing activities	(25,567)	(369,324)	¥ (561,101)
VIEs | Accounts receivable
Current liabilities
Assets pledged	82,930	66,503
VIEs | Other non-current assets
Current liabilities
Assets pledged	5,876	9,337
VIEs | Other current assets
Current liabilities
Assets pledged	12,646	0
VIEs | Property and equipment, net
Current liabilities
Assets pledged	39,152	45,572
VIEs | Third party
Current liabilities
Short-term borrowings and current portion of long-term borrowings	435,767	258,200
Accounts payable	536,177	493,332
Accrued expenses and other payables	189,245	235,388
Deferred revenue	108,496	151,050
Operating lease liabilities, current	40,267	41,898
Finance lease and other financing obligations, current	39,117	33,398
Total current third-party liabilities	1,349,069	1,213,266
Long-term borrowings, excluding current portion	542,023	721,387
Operating lease liabilities, non-current	99,806	134,684
Finance lease and other financing obligations, non-current	894,318	931,580
Deferred tax liabilities	44,490	69,831
Other long-term liabilities	52,478	52,222
Total third-party liabilities	2,982,184	3,122,970
VIEs | Borrowings guaranteed by GDS Holdings Limited
Current liabilities
Long-term borrowings of the consolidated VIEs	¥ 710,874	¥ 885,854